SUPPLEMENT DATED DECEMBER 16, 2004
                   TO THE PROSPECTUS DATED OCTOBER 4, 2004 FOR

                             FIFTH THIRD PERSPECTIVE

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                   THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

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EXPLANATION: With the "Fund Annual Expenses" table, the column entitled
"Estimated Distribution (12b-1) Fee" and the related footnote are deleted in their entirety because, effective December 13, 2004, the Brokerage Enhancement Plan of the JNL Series Trust no longer uses available brokerage commissions to promote services and the sale of shares of the Fund. We have updated the annual expenses of the Funds. Also, effective January 1, 2005, the advisory fee of certain Funds is reduced, as noted. As a result of these changes, please entirely replace the "Total Annual Fund Operating Expenses," "Fund Annual Expenses" table and accompanying footnotes, and "Examples" sections of the prospectus with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees and other expenses)

Minimum: 0.59%

Maximum: 6.36%

FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets)

                                                                  MANAGEMENT AND     12B-1
                                                                  ADMINISTRATIVE    SERVICE                      TOTAL FUND ANNUAL
                          FUND NAME                                  FEE/1/          FEE/2/   OTHER EXPENSES/3/      EXPENSES
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Fifth Third Disciplined Value VIP Fund                               0.80%              0%          3.03%          3.83%(1.10%)/4/
Fifth Third Mid Cap VIP Fund                                         0.80%              0%          2.85%          3.65%(1.10%)/4/
Fifth Third Quality Growth VIP Fund                                  0.70%              0%          2.21%          2.91%(1.10%)/4/
Fifth Third Balanced VIP Fund                                        0.80%              0%          5.56%          6.36%(1.10%)/4/
JNL/AIM Large Cap Growth Fund*                                       0.81%            0.20%          0%            1.01%
JNL/AIM Small Cap Growth Fund                                        0.95%            0.20%          0%            1.15%
JNL/Alger Growth Fund                                                0.80%            0.20%          0%            1.00%
JNL/Alliance Capital Growth Fund                                     0.68%            0.20%          0%            0.88%
JNL/Eagle Core Equity Fund                                           0.76%            0.20%          0%            0.96%
JNL/Eagle SmallCap Equity Fund                                       0.85%            0.20%          0%            1.05%
JNL/FMR Balanced Fund                                                0.80%            0.20%          0%            1.00%
JNL/FMR Capital Growth Fund                                          0.80%            0.20%          0%            1.00%
JNL/JPMorgan International Value Fund                                0.93%            0.20%          0%            1.13%
JNL/Lazard Mid Cap Value Fund*                                       0.82%            0.20%          0%            1.02%
JNL/Lazard Small Cap Value Fund*                                     0.85%            0.20%          0%            1.05%
JNL/Mellon Capital Management S&P 500 Index Fund                     0.39%            0.20%          0%            0.59%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund              0.39%            0.20%          0%            0.59%
JNL/Mellon Capital Management Small Cap Index Fund                   0.39%            0.20%          0%            0.59%
JNL/Mellon Capital Management International Index Fund               0.45%            0.20%          0%            0.65%
JNL/Mellon Capital Management Bond Index Fund                        0.40%            0.20%          0%            0.60%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
  Fund                                                               0.56%            0.20%          0%            0.76%
JNL/Oppenheimer Global Growth Fund                                   0.85%            0.20%          0%            1.05%
JNL/Oppenheimer Growth Fund                                          0.80%            0.20%          0%            1.00%
JNL/PIMCO Total Return Bond Fund                                     0.60%            0.20%          0%            0.80%
JNL/Putnam Equity Fund                                               0.77%            0.20%          0%            0.97%
JNL/Putnam International Equity Fund                                 0.93%            0.20%          0%            1.13%
JNL/Putnam Midcap Growth Fund                                        0.85%            0.20%          0%            1.05%
JNL/Putnam Value Equity Fund                                         0.75%            0.20%          0%            0.95%
JNL/Salomon Brothers High Yield Bond Fund                            0.60%            0.20%          0%            0.80%
JNL/Salomon Brothers Strategic Bond Fund                             0.74%            0.20%          0%            0.94%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund             0.59%            0.20%          0%            0.79%
JNL/Select Balanced Fund                                             0.59%            0.20%          0%            0.79%
JNL/Select Global Growth Fund                                        0.89%            0.20%          0%            1.09%
JNL/Select Large Cap Growth Fund                                     0.78%            0.20%          0%            0.98%
JNL/Select Money Market Fund                                         0.40%            0.20%          0%            0.60%
JNL/Select Value Fund                                                0.65%            0.20%          0%            0.85%
JNL/T. Rowe Price Established Growth Fund*                           0.70%            0.20%          0%            0.90%
JNL/T. Rowe Price Mid-Cap Growth Fund                                0.82%            0.20%          0%            1.02%
JNL/T. Rowe Price Value Fund*                                        0.77%            0.20%          0%            0.97%
JNL/Mellon Capital Management The DowSM 10 Fund                      0.45%            0.20%         0.01%          0.66%
JNL/Mellon Capital Management The S&P(R) 10 Fund                     0.45%            0.20%         0.01%          0.66%
JNL/Mellon Capital Management Global 15 Fund                         0.50%            0.20%         0.01%          0.71%
JNL/Mellon Capital Management 25 Fund                                0.45%            0.20%         0.01%          0.66%
JNL/Mellon Capital Management Select Small-Cap Fund                  0.45%            0.20%         0.01%          0.66%
JNL/Mellon Capital Management JNL 5 Fund                             0.52%            0.20%         0.01%          0.73%
JNL/Mellon Capital Management NASDAQ(R) 15 Fund                      0.52%            0.20%         0.05%          0.77%
JNL/Mellon Capital Management Value Line(R) 25 Fund                  0.52%            0.20%         0.16%          0.88%
JNL/Mellon Capital Management VIP Fund                               0.52%            0.20%         0.05%          0.77%
JNL/Mellon Capital Management Communications Sector Fund             0.52%            0.20%         0.01%          0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund            0.52%            0.20%         0.02%          0.74%
JNL/Mellon Capital Management Energy Sector Fund                     0.52%            0.20%         0.02%          0.74%
JNL/Mellon Capital Management Financial Sector Fund                  0.52%            0.20%         0.01%          0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector
   Fund                                                              0.52%            0.20%         0.02%          0.74%
JNL/Mellon Capital Management Technology Sector Fund                 0.52%            0.20%         0.01%          0.73%
------------------------------------------------------------------------------------------------------------------------------------

* Effective January 1, 2005. Until then, the Management and Administrative Fee for each of the Funds is as noted:

         JNL/AIM Large Cap Growth Fund .................................0.85%
         JNL/Lazard Mid Cap Value Fund..................................0.88%
         JNL/Lazard Small Cap Value Fund................................0.92%
         JNL/T. Rowe Price Established Growth Fund......................0.72%
         JNL/T. Rowe Price Value Fund...................................0.79%

1 In addition to the administrative services fee paid by the Variable Insurance Funds described above, certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The Administrative Fees are not paid by the Variable Insurance Funds. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

2 Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares. The Rule 12b-1 fees are not paid by the Variable Insurance Funds.

3 Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

4 Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the fund through April 30, 2006 to the extent the total expenses exceed 1.10%. Please see the Variable Insurance Funds' prospectus for additional information.

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include a 4% Contract Enhancement, maximum Fund fees and expenses and the cost if you select the most expensive combination of optional endorsements: Earnings Protection Benefit; 4% Contract Enhancement; 5% For Life GMWB (using the maximum possible charge (at age 60)); Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$595              $1,777            $2,930           $5,602

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,745            $2,521            $3,180           $5,602

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$187              $579              $996             $2,159

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,037            $1,279            $1,496           $2,159


(To be used with FVC4224FT Rev. 10/04)

                                                                    FV5898 12/04